Adoption of IFRS 16 Leases (Tables)	6 Months Ended
Jun. 30, 2019
Presentation Of Leases For Lessee [Abstract]
Summary of Reconciliation of Differences Between Operating Lease Commitments Disclosed Under Prior Standard and Additional Lease Liabilities Recognised on Balance Sheet

The reconciliation of differences between the operating lease commitments disclosed under the prior standard and the additional lease liabilities recognised on the balance sheet at January 1, 2019 is as follows:

LEASE LIABILITIES RECONCILIATION

$ million
Undiscounted future minimum lease payments under operating leases at December 31, 2018	24,219
Impact of discounting¹	(5,167)
Leases not yet commenced at January 1, 2019	(2,586)
Short-term leases²	(277)
Long-term leases expiring before December 31, 2019²	(192)
Other reconciling items (net)	40
Additional lease liability at January 1, 2019	16,037
Finance lease liability at December 31, 2018	14,026
Total lease liability at January 1, 2019	30,063

1.

Under the modified retrospective transition method, lease payments were discounted at January 1, 2019 using an incremental borrowing rate representing the rate of interest that the entity within Shell that entered into the lease would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The incremental borrowing rate applied to each lease was determined taking into account the risk-free rate, adjusted for factors such as the credit rating of the contracting entity and the terms and conditions of the lease. The weighted average incremental borrowing rate applied by Shell upon transition was 7.2%.

2.

Shell has applied the practical expedient to classify leases for which the lease term ends within 12 months of the date of initial application of IFRS 16 as short-term leases. Shell has also applied the recognition exemption for short-term leases.

Summary of Detailed Impact on Balance Sheet	The detailed impact on the balance sheet at January 1, 2019, is as follows:

CONDENSED CONSOLIDATED BALANCE SHEET

$ million
	December 31, 2018	IFRS 16 impact	January 1, 2019
Assets
Non-current assets
Intangible assets	23,586		23,586
Property, plant and equipment	223,175	15,558	238,733
Joint ventures and associates	25,329		25,329
Investments in securities	3,074		3,074
Deferred tax	12,097		12,097
Retirement benefits	6,051		6,051
Trade and other receivables¹	7,826	(814)	7,012
Derivative financial instruments⁴	574		574
	301,712	14,744	316,456
Current assets
Inventories	21,117		21,117
Trade and other receivables	42,431	69	42,500
Derivative financial instruments⁴	7,193		7,193
Cash and cash equivalents	26,741		26,741
	97,482	69	97,551
Total assets	399,194	14,813	414,007
Liabilities
Non-current liabilities
Debt	66,690	13,125	79,815
Trade and other payables²	2,735	(540)	2,195
Derivative financial instruments⁴	1,399		1,399
Deferred tax	14,837		14,837
Retirement benefits	11,653		11,653
Decommissioning and other provisions³	21,533	(347)	21,186
	118,847	12,238	131,085
Current liabilities
Debt	10,134	2,912	13,046
Trade and other payables	48,888	(23)	48,865
Derivative financial instruments⁴	7,184		7,184
Taxes payable	7,497		7,497
Retirement benefits	451		451
Decommissioning and other provisions³	3,659	(318)	3,341
	77,813	2,571	80,384
Total liabilities	196,660	14,809	211,469
Equity attributable to Royal Dutch Shell plc shareholders	198,646	4	198,650
Non-controlling interest	3,888		3,888
Total equity	202,534	4	202,538
Total liabilities and equity	399,194	14,813	414,007
1.	Mainly in respect of pre-paid leases.
2.	Mainly related to operating lease contracts that were measured at fair value under IFRS 3 Business Combinations following the acquisition of BG in 2016.
3.	Mainly in respect of onerous contracts.
4.	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.